Events After the Reporting Period	12 Months Ended
Dec. 31, 2022
Events After Reporting Period [Abstract]
Events After the Reporting Period	Events after the reporting period
The following events regarding the Telefónica Group took place between December 31, 2022 and the date of authorization for issue of the accompanying consolidated financial statements:
•On January 13, 2023, the first annual extension of the sustainability-linked syndicated loan facility for 5,500 million euros of Telefónica, S.A. was exercised. The new expiration date is January 13, 2028.
•On January 18, 2023, Telefónica informed that, once the corresponding regulatory and competition approvals were obtained, Pontel Participaciones, S.L., Telefónica’s subsidiary held 83.35% by Telefónica and 16.65% by Pontegadea Inversiones, S.L., acquired 40% of the share capital of Telxius Telecom, S.A. from Taurus Bidco S.à r.l. (a company managed by KKR). As a result of the transaction, Pontel Participaciones, S.L., which held the remaining 60% of Telxius Telecom, S.A.'s share capital, has become the sole shareholder of Telxius Telecom, S.A. Likewise, Pontegadea Inversiones, S.L. increased its holding in Pontel Participaciones, S.L. to 30% and Telefónica has now a 70% stake.
•On January 23, 2023, Telefónica Emisiones, S.A.U. redeemed 1,277 million euros of its notes issued on January 22, 2013. These notes were guaranteed by Telefónica, S.A.
•In January 2023, Telefónica Europe, B.V. carried out the following transactions related to its capital structure:
◦a new issue amounting to 1,000 million euros, guaranteed by Telefónica, S.A. An amount equal to the net proceeds of the issue of the securities will be subject to specific eligibility criteria to be applied to finance new or refinance existing projects, as detailed in Telefónica's SDG Framework. The settlement took place on February 2, 2023; and
◦a tender offer for the following hybrid instruments: (i) any outstanding 1,250 million euros Undated 5.7 Year Non-Call Deeply Subordinated Guaranteed Fixed Rate Reset Securities (the "September 2023 Notes") and (ii) any outstanding 1,000 million euros Undated 10 Year Non-Call Deeply Subordinated Guaranteed Fixed Rate Reset Securities (the "March 2024 Notes"), irrevocably guaranteed by Telefónica, S.A. Telefónica Europe, B.V. accepted the purchase in cash of the tendered securities for an aggregate principal amount, with respect to the September 2023 Notes, of 388 million euros, and an aggregate principal amount, with respect to the March 2024 Notes, of 612 million euros. The tender offer settled on February 3, 2023.
•On February 14, 2023, Telefónica, S.A. signed a bilateral loan of 150 million euros and maturing in 2033.